Segment Information_Geographical Operating Revenues From External Customers(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	₩ 10,859,687	₩ 10,192,182	₩ 7,444,942
Major non-current assets	9,147,721	7,993,238	5,034,595
Domestic
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	10,666,586	10,078,253	7,354,698
Major non-current assets	8,114,196	7,472,597	4,952,552
United States
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	46,391	17,596	10,522
Major non-current assets	370,252	363,330	299
New Zealand
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	6,213	5,855	5,422
Major non-current assets	72	57	128
China
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	94,996	44,531	47,360
Major non-current assets	5,454	4,585	5,038
Cambodia
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	11,062	7,475	6,109
Major non-current assets	3,733	1,753	1,216
United Kingdom
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	8,119	11,547	10,987
Major non-current assets	537	319	149
Others
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	26,320	26,925	9,844
Major non-current assets	584,466	78,142	2,242
Intra-group Adjustments
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	0	0	0
Major non-current assets	₩ 69,011	₩ 72,455	₩ 72,971